Summarised financial information - Additional Information (Details) £ in Millions, $ in Millions, € in Billions		12 Months Ended
	Sep. 27, 2021 EUR (€) BOND	Dec. 31, 2022 GBP (£) BOND	Dec. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Jul. 28, 2020 USD ($)	Jul. 17, 2019 USD ($)
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes | £		£ 41,411			£ 37,784
Number of perpetual hybrid bonds issued | BOND	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £		£ 80			£ 90
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes			$ 40.9			$ 40.9
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Number of perpetual hybrid bonds issued | BOND		2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £		£ 0
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes			$ 7,700.0			$ 7,700.0
Outstanding long-term debt		10.00%	10.00%
Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion			$ 11,000.0
Registered BATCAP bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes				$ 600.0			$ 12,150.0
Registered BATIF Bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes			$ 2,500.0